DISPOSAL OF SUBSIDIARIES - Carrying amount of major classes of assets and liabilities of disposal subsidiaries - Anhui Kaixin (Details) - USD ($) $ in Thousands			1 Months Ended	12 Months Ended
	Aug. 06, 2025	Dec. 05, 2024	Aug. 31, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Loss (gain) on disposal of subsidiaries				$ 7,800	$ 23,037	$ (64)
Disposal Group | Anhui Kaixin
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Percentage of ownership sold		66.702%
Percentage of ownership interest		33.298%
Anhui Kaixin | Disposal Group
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Cash		$ 0
Prepayment for vehicle purchase and other current assets, net		54
Inventories		34
Due from related parties		33
Property and equipment		17
Net assets		138
Loss on disposal of subsidiaries		$ 138
Percentage of transfer to equity interest		33.298%
Wuxi Morning Star | Series I convertible preferred shares
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Convertible preferred shares	10,000		10,000
Loss (gain) on disposal of subsidiaries				$ 7,800